RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF CONSOLIDATED STATEMENT OF CASH FLOWS

IN CONSOLIDATED STATEMENT OF CASH FLOWS:

Operating activities for the year ended March 31, 2025:	Previously reported	Adjustments/ Reclassification	Restated
	US$	US$	US$
Operating lease expense on right-of-use assets	852,707	228,890	1,081,597
Change in operating activities
Operating lease liabilities	(927,862)	(236,101)	(1,163,963)